Income Taxes - Principal Components of Deferred Income Tax Asset and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Accrued expenses and payroll	¥ 55,061	$ 7,543	¥ 93,938
Tax loss carry forward	521,234	71,409	548,814
Unrealized other loss	13,132	1,799	11,230
Provision for impairment of investments	44,837	6,143	42,322
Provision for allowance of credit losses	39,099	5,357	38,818
Provision for contingent liability	24,758	3,392	24,750
Others	4,479	613	9,080
Gross deferred tax assets	702,600	96,256	768,952
Valuation allowance	(364,750)	(49,971)	(319,780)	¥ (333,467)	¥ (271,813)
Deferred tax assets	337,850	46,285	449,172
Deferred tax liabilities:
Unrealized investment income	67,073	9,189	65,325
Timing difference on revenue recognition	16,895	2,315	16,895
Dividend withholding tax			15,260
Acquired deferred tax liabilities (Note 7)	180,769	24,765	182,602
Deferred tax liabilities	¥ 264,737	$ 36,269	¥ 280,082